1
Gabelli Growth Innovators ETF
Schedule of Investments — September 30, 2022 (Unaudited)
Shares Market Value
COMMON STOCKS – 100.0%
Automotive – 5.4%
370
Tesla Inc.† ..............................................
$ 98,142
Business Services – 3.6%
232
Mastercard Inc., Cl. A .............................
65,967
Computer Software and Services – 15.0%
120
Autodesk Inc.† ........................................
22,416
548
Cloudflare Inc., Cl. A† .............................
30,310
214
Crowdstrike Holdings Inc., Cl. A† ...........
35,269
132
ServiceNow Inc.† ....................................
49,845
263
Snowflake Inc., Cl. A† .............................
44,699
550
Zscaler Inc.† ...........................................
90,404
272,943
Consumer Services – 10.1%
1,631
Amazon.com Inc.† ..................................
184,303
Energy and Utilities – 5.9%
1,486
NextEra Energy Partners LP ..................
107,453
Entertainment – 6.2%
279
Netflix Inc.† .............................................
65,688
438
Take-Two Interactive Software Inc.† .......
47,742
113,430
Equipment and Supplies – 5.5%
385
Danaher Corp. ........................................
99,442
Financial Services – 6.6%
557
Block Inc.† ..............................................
30,629
1,037
PayPal Holdings Inc.† .............................
89,255
119,884
Health Care – 10.9%
688
Edwards Lifesciences Corp.† .................
56,849
232
Intuitive Surgical Inc.† ............................
43,486
193
Thermo Fisher Scientific Inc. ..................
97,888
198,223
Real Estate – 5.7%
487
American Tower Corp. ............................
104,559
Semiconductors – 8.1%
76
ASML Holding NV ...................................
31,566
657
Lattice Semiconductor Corp.† ................
32,331
804
Marvell Technology Inc. ..........................
34,500
398
NVIDIA Corp. ..........................................
48,313
146,710
Technology Services – 17.0%
1,048
Alphabet Inc., Cl. C† ...............................
100,765
257
Meta Platforms Inc., Cl. A† .....................
34,870
746
Microsoft Corp. .......................................
173,743
309,378
TOTAL INVESTMENTS — 100.0%
(cost $2,274,113) ....................................
$ 1,820,434
† Non-income producing security.